Aristotle Small Cap Equity Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 90.4%	Shares	Value
Communication Services - 1.7%
ATN International, Inc.	34,962	$1,362,469
TKO Group Holdings, Inc.	25,921	2,114,635
		3,477,104

Consumer Discretionary - 5.4%
1-800-Flowers.com, Inc. - Class A(a)	140,382	1,513,318
Carter's, Inc.	35,341	2,646,687
Designer Brands, Inc. - Class A	120,781	1,068,912
KB Home	35,998	2,248,435
Monro, Inc.	46,540	1,365,484
Sonos, Inc.(a)	109,870	1,883,172
Wolverine World Wide, Inc.	71,788	638,195
		11,364,203

Consumer Staples - 3.2%
Chefs' Warehouse, Inc.(a)	27,554	810,914
Herbalife Ltd.(a)	73,398	1,120,053
J & J Snack Foods Corp.	11,199	1,871,801
Nu Skin Enterprises, Inc. - Class A	52,114	1,012,054
TreeHouse Foods, Inc.(a)	47,790	1,980,895
		6,795,717

Energy - 5.1%
Ardmore Shipping Corp.	243,900	3,436,551
International Seaways, Inc.	34,445	1,566,559
Northern Oil and Gas, Inc.	26,699	989,732
Oceaneering International, Inc.(a)	125,186	2,663,959
Patterson-UTI Energy, Inc.	150,338	1,623,650
Ring Energy, Inc.(a)	303,996	443,834
		10,724,285

Financials - 12.6%
BankUnited, Inc.	44,330	1,437,622
Banner Corp.	24,114	1,291,546
Berkshire Hills Bancorp, Inc.	27,145	674,010
BRP Group, Inc. - Class A(a)	92,311	2,217,310
Byline Bancorp, Inc.	104,022	2,450,758
Customers Bancorp, Inc.(a)	40,373	2,326,292
eHealth, Inc.(a)	47,836	417,130
Euronet Worldwide, Inc.(a)	25,489	2,586,879
Flushing Financial Corp.	64,937	1,070,162
National Bank Holdings Corp. - Class A	77,477	2,881,370
Pacific Premier Bancorp, Inc.	52,740	1,535,261
Texas Capital Bancshares, Inc.(a)	30,455	1,968,307
United Community Banks, Inc. of Georgia	52,147	1,525,821
Veritex Holdings, Inc.	70,427	1,638,836
Voya Financial, Inc.	31,674	2,310,935
		26,332,239

Health Care - 15.0%
Acadia Healthcare Co., Inc.(a)	59,260	4,608,058
Avid Bioservices, Inc.(a)	65,005	422,533
Charles River Laboratories International, Inc.(a)	9,243	2,185,045
Chemed Corp.	5,880	3,438,330
Cross Country Healthcare, Inc.(a)	81,322	1,841,130
Enhabit, Inc.(a)	3,607	37,332
Haemonetics Corp.(a)	19,064	1,630,163
HealthEquity, Inc.(a)	37,361	2,477,034
Merit Medical Systems, Inc.(a)	53,189	4,040,236
ModivCare, Inc.(a)	45,318	1,993,539
Pediatrix Medical Group, Inc.(a)	52,981	492,723
PetIQ, Inc.(a)	79,584	1,571,784
Prestige Consumer Healthcare, Inc.(a)	47,005	2,877,646
QuidelOrtho Corp.(a)	25,041	1,845,522
Supernus Pharmaceuticals, Inc.(a)	69,531	2,012,227
		31,473,302

Industrials - 26.0%(b)
AerCap Holdings NV(a)	55,096	4,094,735
Albany International Corp. - Class A	32,507	3,192,838
ASGN, Inc.(a)	36,031	3,465,101
AZEK Co., Inc.(a)	75,554	2,889,941
AZZ, Inc.	24,144	1,402,525
Barnes Group, Inc.	64,724	2,111,944
Capital Product Partners LP	46,429	659,292
Casella Waste Systems, Inc. - Class A(a)	25,953	2,217,943
Columbus McKinnon Corporation of New York	51,123	1,994,819
Dycom Industries, Inc.(a)	28,757	3,309,643
Enviri Corp.(a)	154,167	1,387,503
FTI Consulting, Inc.(a)	6,381	1,270,776
GXO Logistics, Inc.(a)	23,467	1,435,242
Huron Consulting Group, Inc.(a)	43,577	4,479,716
KBR, Inc.	45,243	2,506,915
Liquidity Services, Inc.(a)	73,589	1,266,467
Matthews International Corp. - Class A	63,217	2,316,903
Mercury Systems, Inc.(a)	51,365	1,878,418
SP Plus Corp.(a)	40,519	2,076,599
Titan Machinery, Inc.(a)	40,959	1,182,896
Viad Corp.(a)	67,476	2,442,631
Wabash National Corp.	71,870	1,841,309
Westinghouse Air Brake Technologies Corp.	24,367	3,092,172
WillScot Mobile Mini Holdings Corp.(a)	48,095	2,140,228
		54,656,556

Information Technology - 15.3%
ACI Worldwide, Inc.(a)	91,254	2,792,372
Advanced Energy Industries, Inc.	32,619	3,552,861
Aspen Technology, Inc.(a)	8,604	1,894,171
Belden, Inc.	32,282	2,493,785
Benchmark Electronics, Inc.	61,953	1,712,381
Box, Inc. - Class A(a)	90,854	2,326,771
Cerence, Inc.(a)	48,793	959,270
Infinera Corp.(a)	194,251	922,692
Insight Enterprises, Inc.(a)	10,590	1,876,442
Itron, Inc.(a)	50,578	3,819,145
Knowles Corp.(a)	138,980	2,489,132
MACOM Technology Solutions Holdings, Inc.(a)	40,918	3,803,328
Novanta, Inc.(a)	15,380	2,590,146
Rogers Corp.(a)	6,315	834,022
		32,066,518

Materials - 3.1%
Alamos Gold, Inc. - Class A	125,209	1,686,565
Silgan Holdings, Inc.	47,709	2,158,832
Summit Materials, Inc. - Class A(a)	66,390	2,553,360
		6,398,757

Real Estate - 0.3%
Safehold, Inc.	29,786	696,992

Utilities - 2.7%
ALLETE, Inc.	46,477	2,842,533
Unitil Corp.	54,022	2,839,937
		5,682,470
TOTAL COMMON STOCKS (Cost $159,905,491)		189,668,143

REAL ESTATE INVESTMENT TRUSTS - 4.3%	Shares	Value
Armada Hoffler Properties, Inc.	116,486	1,440,932
Community Healthcare Trust, Inc.	57,359	1,528,044
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	92,776	2,558,762
JBG SMITH Properties	34,163	581,113
STAG Industrial, Inc.	75,601	2,968,095
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,771,793)		9,076,946

EXCHANGE TRADED FUNDS - 2.7%	Shares	Value
iShares Russell 2000 ETF	14,419	2,894,038
iShares Russell 2000 Value ETF	17,992	2,794,697
TOTAL EXCHANGE TRADED FUNDS (Cost $4,853,110)		5,688,735

TOTAL INVESTMENTS - 97.4% (Cost $173,530,394)		$204,433,824
Other Assets in Excess of Liabilities - 2.6%		5,457,689
TOTAL NET ASSETS - 100.0%		$209,891,513

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	As of December 31, 2023, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks.